Employee Benefit Plan (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jul. 03, 2015	Jun. 30, 2014	Jul. 03, 2015	Jun. 30, 2014
Employee Benefit Plan Details Narrative
Employee benefit plan expense	$ 46,000	$ 80,000	$ 93,000	$ 150,000